DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income tax [Abstract]
Schedule of changes in deferred income tax
Changes in deferred income tax are as follows:

	As of December 31,
	2019	2018

At the beginning of the year	(340,207)	(392,265)

Translation differences	25,166	(7,201)
Effect of changes in tax law (Note 11)	16,979	—
Effect of initial inflation adjustment	—	(182,773)
Credits (Charges) directly to other comprehensive income	19,537	9,547
Deferred tax (charge) credit (Note 11)	38,785	232,485

At the end of the year	(239,740)	(340,207)

Changes in deferred tax assets and liabilities
The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2019

At the beginning of the year	(522,455)	(41,316)	(15,926)	(1,088)	(580,785)

Translation differences	27,077	2,604	316	—	29,997
Income statement credit (charge)	58,002	(24,748)	(1,499)	(101)	31,654

At the end of the year	(437,376)	(63,460)	(17,109)	(1,189)	(519,134)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other	Total at December 31, 2019

At the beginning of the year	72,947	11,265	33,382	122,984	240,578

Translation differences	(572)	(539)	—	(3,720)	(4,831)
Credits (Charges) directly to other comprehensive income	—	—	—	19,537	19,537
Effect of changes in tax law	—	—	—	16,979	16,979
Income statement credit (charge)	(26,721)	(526)	9,384	24,994	7,131

At the end of the year	45,654	10,200	42,766	180,774	279,394
(1) As of December 31, 2019, the recognized deferred tax assets on tax losses amount to $42,766 and there are net unrecognized deferred tax assets of $0.4 billion and unrecognized tax losses amounting to $1.4 billion. These two last effects are connected to the acquisition of Ternium Brasil (see Note 3).

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2018

At the beginning of the year	(539,839)	(57,006)	(18,692)	(2,056)	(617,593)

Translation differences	9,726	527	497	(688)	10,062
Effect of initial inflation adjustment	(161,044)	(20,967)	(762)	—	(182,773)
Income statement credit (charge)	168,702	36,130	3,031	1,656	209,519

At the end of the year	(522,455)	(41,316)	(15,926)	(1,088)	(580,785)

Deferred tax assets	Provisions	Trade receivables	Tax losses (2)	Other	Total at December 31, 2018

At the beginning of the year	61,101	8,200	43,355	112,672	225,328

Translation differences	(6,036)	(1,089)	—	(10,137)	(17,263)
Charges directly to other comprehensive income	—	—	—	9,547	9,547
Income statement credit (charge)	17,882	4,154	(9,973)	10,903	22,966

At the end of the year	72,947	11,265	33,382	122,984	240,578
(2) As of December 31, 2018, the recognized deferred tax assets on tax losses amount to $33,383 and there are net unrecognized deferred tax assets of $0.4 billion and unrecognized tax losses amounting to $1.3 billion. These two last effects are connected to the acquisition of Ternium Brasil (see note 3).

Schedule of deferred tax assets and liabilities
The amounts shown in the statement of financial position (prior to offsetting the balances within the same tax jurisdiction) include the following:

	As of December 31,
	2019	2018

Deferred tax assets to be recovered after more than 12 months	203,607	153,681
Deferred tax assets to be recovered within 12 months	75,787	86,897
Deferred tax liabilities to be settled after more than 12 months	(454,763)	(538,854)
Deferred tax liabilities to be settled within 12 months	(64,371)	(41,931)

	(239,740)	(340,207)